Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002

Dear Shareholder:
The 12-month period ended July 31, 2002, began with the U.S. economy mired in recession. Fiscal and monetary policy during this period focused on stimulating economic growth. The Federal Reserve Board cut the benchmark federal funds rate by a total of 475 basis points (4.75 percent) in 2001, its most aggressive monetary-policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives shortly after the September terrorist attacks. By the end of 2001 and early 2002, the pace of economic activity started to improve as inventories were replenished in earnest.

Calendar year 2002 began optimistically, reflecting the notion that the economy had bottomed toward the end of 2001 and with it the stock market. While it now appears that we may be nearing the end of the economic decline, the recovery is progressing more slowly than expected and seems most to reflect the 1990-92 experience, which was an atypical, prolonged recovery cycle. This has led to a downdraft in earnings expectations, which we believe has depressed stock market performance. At the same time, however, this scenario may have set the stage for more attainable earnings expectations during the second half of the year.

On the equity side, valuations have also been undergoing a readjustment. It now appears that the economy's growth potential and therefore earnings growth may be slower in the near term than in the prior decade. In addition, new risks have come to the fore, such as terrorism, currency instability, high corporate and consumer debt levels, and corporate governance and accounting issues. In our opinion, these developments have led to a compression of stock valuations.

Performance and Portfolio Strategy
For the 12-month period ended July 31, 2002, Morgan Stanley Aggressive Equity Fund's Class A, B, C and D shares produced total returns of -21.65 percent, -22.11 percent, -22.00 percent and -21.33 percent, respectively. During the same period, the S&P 500 Index returned -23.61 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, returns would be lower. For reference, the Nasdaq Composite index returned -34.48 percent during the same period.

During the first half of the year, two major portfolio strategies aided the Fund's performance relative to the broader market indexes. First, the Fund underweighted new-economy sectors and overweighted old-economy sectors. Industries such as technology and telecommunications were deemphasized, given our expectations for only a modest recovery in capital spending, owing to weak corporate balance sheets and the

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002 CONTINUED

tight availability of credit to finance capital expenditures. We favored health-care-services stocks over health-care-products issues, as pricing and demand/supply conditions benefited the former. As a result of projections for a decline in the U.S. dollar and a modest economic rebound, consumer-staple positions were raised to market weighting. We increased the Fund's energy and basic-materials holdings as an attempt to hedge against a falling dollar and terrorism. Consumer cyclicals were emphasized because of trends we believed would benefit consumer spending, such as tax reductions, lower mortgage rates and availability of credit, and rising real wages. During most of the period under review, valuations strongly favored old-economy stocks over ones representing the new economy. That gap greatly narrowed, however, over the course of the period.

In addition, as a result of their high relative valuations and complex accounting issues, we underweighted the top 50 names in the S&P 500 during the first half of the year.

Looking Ahead
We believe that the current economic rebound may sustain itself through the second half of 2002. Inventory restocking could provide a lift to the industrial and manufacturing sectors in the third or fourth quarters. We will be monitoring the pace of that restocking. However, we anticipate that it will proceed at a pace that will fall below consensus expectations. As a result, we do not expect to overweight capital-goods stocks in the near term.

In our opinion, the consensus view about the economic outlook for 2003 is currently too positive. Longer lead indicators suggest that growth in 2003 may be slower than in 2002. If interest rates decline significantly and monetary supply reaccelerates, we will become more optimistic. If economic activity appears likely to slow, however, we would expect to reduce the Fund's economically sensitive holdings and shift the portfolio to relatively more stable growth industries such as consumer staples and health-care issues.

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Aggressive Equity Fund
FUND PERFORMANCE / / JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                    CLASS A    CLASS B    CLASS C    CLASS D   S&P 500(4)
February 24, 1999     $9,475    $10,000    $10,000    $10,000     $10,000
April 30, 1999       $10,138    $10,680    $10,680    $10,700     $10,677
July 31, 1999        $10,299    $10,840    $10,640    $10,890     $10,661
October 31, 1999     $11,162    $11,720    $11,720    $11,800     $10,970
January 31, 2000     $14,137    $14,820    $14,820    $14,980     $11,258
April 30, 2000       $14,241    $14,900    $14,900    $15,080     $11,759
July 31, 2000        $14,440    $15,080    $15,080    $15,300     $11,617
October 31, 2000     $14,939    $15,620    $15,820    $15,880     $11,637
January 31, 2001     $13,160    $13,687    $13,687    $13,950     $11,154
April 30, 2001       $11,288    $11,719    $11,719    $11,983     $10,233
July 31, 2001        $10,352    $10,718    $10,718    $10,976      $9,952
October 31, 2001      $9,265     $9,580     $9,580     $9,841      $8,739
January 31, 2002      $9,806    $10,118    $10,118    $10,412      $9,354
April 30, 2002        $9,688     $9,958     $9,970    $10,275      $8,942
July 31, 2002      $8,111(3)  $8,202(3)  $8,360(3)  $8,635(3)      $7,602

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                             Average Annual Total Returns -- Period Ended July 31, 2002
   ---------------------------------------------------------------------------------------------------------------
                     Class A Shares*                                           Class B Shares**
   ----------------------------------------------------     ------------------------------------------------------
   1 Year                       (21.65)%(1)  (25.76)%(2)    1 Year                      (22.11)%(1)     (25.99)%(2)
   Since Inception (2/24/99)     (4.43)%(1)   (5.92)%(2)    Since Inception (2/24/99)    (5.13)%(1)      (5.61)%(2)

                     Class C Shares+                                            Class D Shares++
   ----------------------------------------------------      ------------------------------------------------------
   1 Year                       (22.00)%(1)  (22.78)%(2)     1 Year                      (21.33)%(1)
   Since Inception (2/24/99)     (5.09)%(1)   (5.09)%(2)     Since Inception (2/24/99)    (4.19)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2002.
(4) THE STANDARD AND POOR'S 500 INDEX (S & P 500) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENT / / JULY 31, 2002

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks (95.7%)
           AEROSPACE & DEFENSE (4.5%)
  41,850   Alliant Techsystems, Inc.*..............  $  2,569,590
 188,500   Lockheed Martin Corp....................    12,084,735
  75,500   Northrop Grumman Corp...................     8,357,850
  83,700   Raytheon Co.............................     2,726,946
                                                     ------------
                                                       25,739,121
                                                     ------------
           AIR FREIGHT/COURIERS (0.7%)
  44,600   FedEx Corp..............................     2,272,370
  29,400   United Parcel Service, Inc.
            (Class B)..............................     1,920,996
                                                     ------------
                                                        4,193,366
                                                     ------------
           APPAREL/FOOTWEAR (0.7%)
 109,200   Coach, Inc.*............................     2,489,760
  29,500   Nike, Inc. (Class B)....................     1,454,055
                                                     ------------
                                                        3,943,815
                                                     ------------
           APPAREL/FOOTWEAR RETAIL (0.9%)
  84,600   Chico's FAS, Inc.*......................     1,335,834
  63,100   Hot Topic, Inc.*........................       981,205
 145,587   Industria de Diseno Textil. S.A.
            (Spain)................................     2,845,935
                                                     ------------
                                                        5,162,974
                                                     ------------
           BEVERAGES: ALCOHOLIC (2.4%)
 191,800   Anheuser-Busch Companies, Inc...........     9,917,978
  21,600   Brown-Forman Corp. (Class B)............     1,464,048
 178,855   Diageo PLC (United Kingdom).............     2,171,115
                                                     ------------
                                                       13,553,141
                                                     ------------
           BEVERAGES: NON-ALCOHOLIC (2.5%)
 230,300   Coca-Cola Co. (The).....................    11,501,182
 113,600   Coca-Cola Enterprises Inc...............     2,115,232
  28,800   Pepsi Bottling Group, Inc. (The)........       711,936
                                                     ------------
                                                       14,328,350
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           BIOTECHNOLOGY (3.3%)
 118,800   Amgen Inc.*.............................  $  5,422,032
  84,200   Gilead Sciences, Inc.*..................     2,565,574
  58,900   IDEC Pharmaceuticals Corp.*.............     2,626,351
  81,700   MedImmune, Inc.*........................     2,429,758
   8,600   Neurocrine Biosciences, Inc.*...........       315,706
  38,500   Transkaryotic Therapies, Inc.*..........     1,484,175
  79,400   Trimeris, Inc.*.........................     3,713,538
                                                     ------------
                                                       18,557,134
                                                     ------------
           BROADCASTING (1.1%)
  37,800   Entercom Communications Corp.*..........     1,636,740
  99,700   Univision Communications, Inc.
            (Class A)*.............................     2,850,423
  55,000   Westwood One, Inc.*.....................     1,746,250
                                                     ------------
                                                        6,233,413
                                                     ------------
           BUILDING PRODUCTS (0.2%)
  19,000   American Standard Companies, Inc.*......     1,358,690
                                                     ------------
           CASINO/GAMING (0.5%)
  79,800   MGM Mirage Inc.*........................     2,793,000
                                                     ------------
           CATALOG/SPECIALTY DISTRIBUTION (0.2%)
  43,050   J. Jill Group Inc.*.....................       960,015
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED (0.5%)
  68,700   Du Pont (E.I.) de Nemours & Co..........     2,879,217
                                                     ------------
           CHEMICALS: SPECIALTY (0.4%)
  50,000   Air Products & Chemicals, Inc...........     2,212,500
                                                     ------------
           COMPUTER COMMUNICATIONS (1.8%)
 135,300   Brocade Communications
            Systems, Inc.*.........................     2,536,875
 564,800   Cisco Systems, Inc.*....................     7,449,712
                                                     ------------
                                                        9,986,587
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENT / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           COMPUTER PERIPHERALS (0.1%)
 110,900   EMC Corp.*..............................  $    831,750
                                                     ------------
           COMPUTER PROCESSING HARDWARE (1.6%)
 275,200   Dell Computer Corp.*....................     6,860,736
  28,200   International Business Machines Corp....     1,985,280
                                                     ------------
                                                        8,846,016
                                                     ------------
           CONTAINERS/ PACKAGING (0.7%)
 211,700   Pactiv Corp.*...........................     3,846,589
                                                     ------------
           CONTRACT DRILLING (1.4%)
  83,700   ENSCO International Inc.................     2,163,645
  79,300   GlobalSantaFe Corp......................     1,787,422
  18,900   Nabors Industries, Ltd. (Barbados)*.....       576,828
  68,500   Noble Corp.*............................     2,219,400
  49,300   Rowan Companies, Inc....................       964,801
                                                     ------------
                                                        7,712,096
                                                     ------------
           DATA PROCESSING SERVICES (0.1%)
  51,100   CheckFree Corp.*........................       508,956
                                                     ------------
           DEPARTMENT STORES (0.7%)
  43,300   Kohl's Corp.*...........................     2,857,800
  24,400   Sears, Roebuck & Co.....................     1,150,948
                                                     ------------
                                                        4,008,748
                                                     ------------
           DISCOUNT STORES (2.5%)
 285,900   Wal-Mart Stores, Inc....................    14,060,562
                                                     ------------
           ELECTRIC UTILITIES (0.2%)
  28,100   Consolidated Edison, Inc................     1,204,085
                                                     ------------
           ELECTRICAL PRODUCTS (0.4%)
  78,900   Molex Inc...............................     2,302,302
                                                     ------------
           ELECTRONIC COMPONENTS (0.3%)
  89,400   Vishay Intertechnology, Inc.*...........     1,524,270
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           FINANCE/RENTAL/ LEASING (2.1%)
  88,100   Countrywide Credit Industries, Inc......  $  4,476,361
  25,600   Fannie Mae..............................     1,917,184
 167,400   Ryder System, Inc.......................     4,380,858
  13,500   SLM Corp................................     1,228,500
                                                     ------------
                                                       12,002,903
                                                     ------------
           FINANCIAL CONGLOMERATES (0.6%)
 100,266   Citigroup, Inc..........................     3,362,922
                                                     ------------
           FINANCIAL PUBLISHING/ SERVICES (0.5%)
  53,500   Moody's Corp............................     2,653,600
                                                     ------------
           FOOD RETAIL (0.5%)
  63,300   Whole Foods Market, Inc.*...............     2,776,971
                                                     ------------
           FOOD: MAJOR DIVERSIFIED (2.5%)
  45,100   Kellogg Co..............................     1,553,244
  43,900   Kraft Foods Inc. (Class A)..............     1,624,300
   5,400   Nestle S.A. (Registered Shares)
            (Switzerland)..........................     1,157,714
 177,400   PepsiCo, Inc............................     7,617,556
  40,100   Unilever NV (Netherland)................     2,261,479
                                                     ------------
                                                       14,214,293
                                                     ------------
           FOOD: MEAT/FISH/ DAIRY (1.5%)
 174,000   Dean Foods Co.*.........................     5,801,160
  41,500   Dreyer's Grand Ice Cream, Inc...........     2,778,840
                                                     ------------
                                                        8,580,000
                                                     ------------
           FOOD: SPECIALTY/ CANDY (0.2%)
 195,455   Cadbury Schweppes PLC (United
            Kingdom)...............................     1,356,002
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENT / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           HOME IMPROVEMENT CHAINS (1.1%)
  66,800   Home Depot, Inc. (The)..................  $  2,062,784
 109,500   Lowe's Companies, Inc...................     4,144,575
                                                     ------------
                                                        6,207,359
                                                     ------------
           HOSPITAL/NURSING MANAGEMENT (3.5%)
 201,500   HCA Inc.................................     9,470,500
 206,850   Tenet Healthcare Corp.*.................     9,856,402
  10,200   Universal Health Services, Inc.
            (Class B)*.............................       482,256
                                                     ------------
                                                       19,809,158
                                                     ------------
           HOUSEHOLD/PERSONAL CARE (3.3%)
  50,100   Avon Products, Inc......................     2,317,626
  51,200   Clorox Co...............................     1,971,200
  83,000   Gillette Co. (The)......................     2,729,040
  73,300   Kimberly-Clark Corp.....................     4,474,965
  83,500   Procter & Gamble Co. (The)..............     7,430,665
                                                     ------------
                                                       18,923,496
                                                     ------------
           INDUSTRIAL CONGLOMERATES (2.8%)
  40,300   3M Co...................................     5,070,949
 183,900   General Electric Co.....................     5,921,580
  34,000   ITT Industries, Inc.....................     2,171,920
  40,000   United Technologies Corp................     2,780,000
                                                     ------------
                                                       15,944,449
                                                     ------------
           INDUSTRIAL SPECIALTIES (1.2%)
 110,700   Ecolab, Inc.............................     5,086,665
 128,400   RPM, Inc................................     1,838,688
                                                     ------------
                                                        6,925,353
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES (0.1%)
  28,000   Anteon International Corp.*.............       552,160
                                                     ------------
           INTEGRATED OIL (1.1%)
 110,100   Exxon Mobil Corp........................     4,047,276

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  43,600   Royal Dutch Petroleum Co. (ADR)
            (Netherlands)..........................  $  1,992,520
                                                     ------------
                                                        6,039,796
                                                     ------------
           INVESTMENT BANKS/ BROKERS (0.2%)
  19,400   Bear Stearns Companies, Inc. (The)......     1,168,268
                                                     ------------
           INVESTMENT MANAGERS (0.6%)
  60,800   Federated Investors, Inc. (Class B).....     1,727,936
  42,800   Franklin Resources, Inc.................     1,469,324
                                                     ------------
                                                        3,197,260
                                                     ------------
           LIFE/HEALTH INSURANCE (0.4%)
  78,300   AFLAC, Inc..............................     2,459,403
                                                     ------------
           MAJOR BANKS (4.2%)
 122,900   Bank of America Corp....................     8,172,850
 171,600   Bank One Corp...........................     6,676,956
  31,000   Comerica, Inc...........................     1,802,960
 136,000   Wells Fargo & Co........................     6,916,960
                                                     ------------
                                                       23,569,726
                                                     ------------
           MANAGED HEALTH CARE (0.8%)
  54,700   UnitedHealth Group Inc..................     4,795,002
                                                     ------------
           MEDIA CONGLOMERATES (1.2%)
 180,700   Viacom, Inc. (Class B) (Non-Voting)*....     7,032,844
                                                     ------------
           MEDICAL DISTRIBUTORS (0.2%)
  17,800   AmerisourceBergen Corp..................     1,192,422
                                                     ------------
           MEDICAL SPECIALTIES (2.1%)
 118,500   Boston Scientific Corp.*................     3,553,815
  55,800   Medtronic, Inc..........................     2,254,320
  34,500   St. Jude Medical, Inc.*.................     1,311,000
  62,600   Varian Medical Systems, Inc.*...........     2,616,680
  57,890   Zimmer Holdings, Inc.*..................     2,155,245
                                                     ------------
                                                       11,891,060
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENT / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           MOTOR VEHICLES (0.6%)
  87,000   Honda Motor Co., Ltd. (Japan)...........  $  3,614,416
                                                     ------------
           MOVIES/ ENTERTAINMENT (0.2%)
  54,300   Fox Entertainment Group, Inc.
            (Class A)*.............................     1,083,285
                                                     ------------
           MULTI-LINE INSURANCE (0.9%)
  76,100   American International Group Inc........     4,864,312
                                                     ------------
           OFFICE EQUIPMENT/ SUPPLIES (0.1%)
  10,200   Avery Dennison Corp.....................       634,542
                                                     ------------
           OIL & GAS PRODUCTION (0.3%)
  87,400   Suncor Energy, Inc. (Canada)............     1,447,344
                                                     ------------
           OILFIELD SERVICES/ EQUIPMENT (1.7%)
  48,400   BJ Services Co.*........................     1,543,476
  66,600   Schlumberger Ltd........................     2,858,472
  74,200   Smith International, Inc.*..............     2,345,462
  72,300   Weatherford International Ltd.*.........     2,932,488
                                                     ------------
                                                        9,679,898
                                                     ------------
           OTHER CONSUMER SERVICES (2.5%)
  80,450   Apollo Group, Inc. (Class A)*...........     3,157,662
  97,700   Corinthian Colleges, Inc.*..............     3,082,435
  28,300   eBay, Inc.*.............................     1,615,647
 143,300   Weight Watchers International, Inc.*....     6,255,045
                                                     ------------
                                                       14,110,789
                                                     ------------
           PACKAGED SOFTWARE (3.3%)
  58,800   Intuit Inc.*............................     2,586,024
  98,400   Mercury Interactive Corp.*..............     2,521,008
 232,400   Microsoft Corp.*........................    11,150,552
 170,600   Oracle Corp.*...........................     1,707,535
  15,600   Symantec Corp.*.........................       523,224
  16,300   VERITAS Software Corp.*.................       274,329
                                                     ------------
                                                       18,762,672
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           PERSONNEL SERVICES (0.7%)
 100,900   Manpower, Inc...........................  $  3,799,894
                                                     ------------
           PHARMACEUTICALS: MAJOR (5.1%)
 100,000   Abbott Laboratories.....................     4,141,000
 205,800   Johnson & Johnson.......................    10,907,400
  28,800   Lilly (Eli) & Co........................     1,682,496
  32,900   Merck & Co., Inc........................     1,631,840
 290,000   Pfizer, Inc.............................     9,381,500
  55,600   Schering-Plough Corp....................     1,417,800
                                                     ------------
                                                       29,162,036
                                                     ------------
           PHARMACEUTICALS: OTHER (0.7%)
  38,440   Forest Laboratories, Inc.*..............     2,977,947
  17,300   Teva Pharmaceutical Industries Ltd.
            (ADR) (Israel).........................     1,153,927
                                                     ------------
                                                        4,131,874
                                                     ------------
           PRECIOUS METALS (2.4%)
  49,100   Barrick Gold Corp. (Canada).............       752,212
 191,900   Gold Fields Ltd. (ADR) (South Africa)...     1,915,162
 386,600   Goldcorp Inc. (Canada)..................     3,278,368
 308,500   Newmont Mining Corp Holding Co..........     7,527,400
  43,800   Placer Dome Inc. (Canada)...............       366,606
                                                     ------------
                                                       13,839,748
                                                     ------------
           PROPERTY - CASUALTY INSURERS (1.0%)
 101,800   Allstate Corp. (The)....................     3,869,418
  52,500   RenaissanceRe Holdings Ltd. (Bermuda)...     2,047,500
                                                     ------------
                                                        5,916,918
                                                     ------------
           PUBLISHING: NEWSPAPERS (0.5%)
  39,100   Gannett Co., Inc........................     2,811,681
                                                     ------------
           RAILROADS (1.2%)
  58,700   CSX Corp................................     2,029,259

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENT / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 117,100   Norfolk Southern Corp...................  $  2,371,275
  37,400   Union Pacific Corp......................     2,194,258
                                                     ------------
                                                        6,594,792
                                                     ------------
           RECREATIONAL PRODUCTS (2.9%)
 222,350   Activision, Inc.*.......................     6,385,892
 129,500   Electronic Arts Inc.*...................     7,793,310
 135,100   Mattel, Inc.............................     2,541,231
                                                     ------------
                                                       16,720,433
                                                     ------------
           REGIONAL BANKS (2.0%)
 130,100   Compass Bancshares, Inc.................     4,187,919
 105,400   Fifth Third Bancorp.....................     6,963,778
                                                     ------------
                                                       11,151,697
                                                     ------------
           RESTAURANTS (2.2%)
  63,500   Brinker International, Inc.*............     2,070,100
 117,100   CBRL Group, Inc.........................     3,503,632
  32,600   Cheesecake Factory, Inc. (The)*.........     1,181,424
 121,500   Wendy's International, Inc..............     4,469,985
  36,300   Yum! Brands, Inc.*......................     1,121,670
                                                     ------------
                                                       12,346,811
                                                     ------------
           SAVINGS BANKS (0.6%)
  99,200   Charter One Financial, Inc..............     3,364,864
                                                     ------------
           SEMICONDUCTORS (2.6%)
  51,400   Fairchild Semiconductor Corp.
            (Class A)*.............................       916,462
 234,100   Intel Corp..............................     4,398,739
  28,800   Marvell Technology Group Ltd.
            (Bermuda)*.............................       551,520
 103,000   Microchip Technology Inc.*..............     2,268,060
 138,100   Micron Technology, Inc.*................     2,691,569
  50,300   National Semiconductor Corp.*...........       910,933
 120,800   Texas Instruments, Inc..................     2,796,520
                                                     ------------
                                                       14,533,803
                                                     ------------
           SPECIALTY INSURANCE (1.5%)
  49,500   Ambac Financial Group, Inc..............     3,119,985

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  85,700   Fidelity National Financial, Inc........  $  2,535,863
  60,600   MBIA, Inc...............................     3,005,154
                                                     ------------
                                                        8,661,002
                                                     ------------
           SPECIALTY STORES (0.5%)
  30,700   Bed Bath & Beyond Inc.*.................       951,700
  45,800   Michaels Stores, Inc.*..................     1,695,974
                                                     ------------
                                                        2,647,674
                                                     ------------
           STEEL (0.6%)
  60,500   Nucor Corp..............................     3,377,715
                                                     ------------
           TELECOMMUNICATION EQUIPMENT (0.7%)
 217,100   Motorola, Inc...........................     2,518,360
  47,400   QUALCOMM Inc.*..........................     1,302,552
                                                     ------------
                                                        3,820,912
                                                     ------------
           TOBACCO (0.5%)
  58,100   Philip Morris Companies, Inc............     2,675,505
                                                     ------------
           TOOLS/HARDWARE (0.2%)
  22,300   Black & Decker Corp. (The)..............     1,014,650
                                                     ------------
           TRUCKING (0.7%)
  42,500   Landstar System, Inc.*..................     4,241,925
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.4%)
 135,400   AGCO Corp.*.............................     2,427,722
                                                     ------------
           WHOLESALE DISTRIBUTORS (0.5%)
  83,300   Genuine Parts Co........................     2,558,143
                                                     ------------
           WIRELESS TELECOMMUNICATIONS (0.2%)
  73,000   Vodafone Group PLC (ADR) (United
            Kingdom)...............................     1,107,410
                                                     ------------
           Total Common Stocks
            (COST $562,644,232)....................   542,505,611
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENT / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE

-----------------------------------------------------------------

           U.S. Government Obligation (2.8%)
 $15,510   U.S. Treasury Note 4.875% due 02/15/12
            (COST $15,775,111).....................  $ 16,000,752
                                                     ------------
           Short-Term Investment (5.1%)
           Repurchase Agreement
  29,059   Joint repurchase agreement account 1.84%
           due 08/01/02 (dated 07/31/02; proceeds
           $29,060,485) (a)
           (COST $29,059,000)......................    29,059,000
                                                     ------------

  Total Investments
   (COST $607,478,343) (B)................   103.6%  587,565,363
  Liabilities in Excess of Other Assets...    (3.6)  (20,457,023)
                                            ------  ------------
  Net Assets..............................   100.0% $567,108,340
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $20,613,122 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $40,526,102, RESULTING IN NET UNREALIZED DEPRECIATION OF $19,912,980.

Forward Foreign Currency Contracts Open at
July 31, 2002:
                                                       UNREALIZED
      CONTRACTS          IN EXCHANGE     DELIVERY     APPRECIATION/
     TO DELIVER              FOR           DATE       DEPRECIATION
--------------------------------------------------------------------
     EUR  726,766        $   714,483     08/01/02        $ 4,143
    $   1,190,978        GBP 756,945     08/01/02         (6,888)
    $     193,314        GBP 122,864     08/01/02         (1,118)
    $     792,734        GBP 506,119     08/02/02         (1,013)
                                                         -------
      Net unrealized depreciation.................       $(4,876)
                                                         =======

CURRENCY ABBREVIATIONS:

EUR  Euro.
GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2002

Assets:
Investments in securities, at value (cost
 $607,478,343)....................................  $ 587,565,363
Receivable for:
  Investments sold................................     15,666,925
  Interest........................................        350,300
  Shares of beneficial interest sold..............        200,200
  Dividends.......................................        161,004
Prepaid expenses and other assets.................         54,719
                                                    -------------
    Total Assets..................................    603,998,511
                                                    -------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................          4,876
Payable for:
  Investments purchased...........................     35,110,097
  Shares of beneficial interest redeemed..........        739,271
  Distribution fee................................        514,750
  Investment management fee.......................        399,433
Accrued expenses and other payables...............        121,744
                                                    -------------
    Total Liabilities.............................     36,890,171
                                                    -------------
    Net Assets....................................  $ 567,108,340
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,046,598,098
Net unrealized depreciation.......................    (19,912,366)
Undistributed net investment income...............          4,875
Accumulated net realized loss.....................   (459,582,267)
                                                    -------------
    Net Assets....................................  $ 567,108,340
                                                    =============
Class A Shares:
Net Assets........................................    $21,888,068
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      2,912,724
    Net Asset Value Per Share.....................  $        7.51
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        7.93
                                                    =============
Class B Shares:
Net Assets........................................   $492,958,826
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     67,465,923
    Net Asset Value Per Share.....................  $        7.31
                                                    =============
Class C Shares:
Net Assets........................................    $49,638,939
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      6,785,682
    Net Asset Value Per Share.....................  $        7.32
                                                    =============
Class D Shares:
Net Assets........................................     $2,622,507
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        346,042
    Net Asset Value Per Share.....................  $        7.58
                                                    =============

Statement of Operations
FOR THE YEAR ENDED JULY 31, 2002

Net Investment Loss:
Income
Dividends (net of $24,720 foreign withholding
 tax).............................................  $  5,401,406
Interest..........................................     1,748,490
                                                    ------------
    Total Income..................................     7,149,896
                                                    ------------
Expenses
Distribution fee (Class A shares).................        72,284
Distribution fee (Class B shares).................     6,959,165
Distribution fee (Class C shares).................       596,715
Investment management fee.........................     5,979,274
Transfer agent fees and expenses..................     1,961,070
Shareholder reports and notices...................       160,480
Custodian fees....................................        95,018
Registration fees.................................        76,982
Professional fees.................................        55,761
Trustees' fees and expenses.......................        11,701
Other.............................................        15,904
                                                    ------------
    Total Expenses................................    15,984,354
                                                    ------------
    Net Investment Loss...........................    (8,834,458)
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................  (136,392,662)
  Futures contracts...............................    (1,848,893)
                                                    ------------
    Net Realized Loss.............................  (138,241,555)
Net change in unrealized appreciation on
 investments......................................   (40,612,651)
                                                    ------------
    Net Loss......................................  (178,854,206)
                                                    ------------
Net Decrease......................................  $(187,688,664)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JULY 31, 2002   JULY 31, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (8,834,458) $  (10,847,995)
Net realized loss.......................    (138,241,555)   (261,525,819)
Net change in unrealized appreciation...     (40,612,651)   (188,191,081)
                                          --------------  --------------
    Net Decrease........................    (187,688,664)   (460,564,895)
                                          --------------  --------------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................        (114,705)     (6,960,623)
Class B shares..........................      (2,747,516)   (161,687,670)
Class C shares..........................        (266,345)    (14,962,080)
Class D shares..........................         (14,751)       (889,697)
                                          --------------  --------------
    Total Distributions.................      (3,143,317)   (184,500,070)
                                          --------------  --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (251,550,782)     91,044,886
                                          --------------  --------------

    Net Decrease........................    (442,382,763)   (554,020,079)

Net Assets:
Beginning of period.....................   1,009,491,103   1,563,511,182
                                          --------------  --------------

End of Period (Including undistributed
 net investment income of $4,875 and $0,
 respectively)..........................  $  567,108,340  $1,009,491,103
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(5) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on foreign exchange transactions. The Fund records

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $30,271,270 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.88%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,263, $2,463,073 and $10,871, respectively, and received $44,969 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002 aggregated $2,490,516,501 and $2,774,053,267, respectively. Included in the aforementioned are purchases and sales of U.S. Government Securities of $114,462,597 and

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

$150,901,726, respectively, and purchases and sales with other Morgan Stanley Funds of $3,913,829 and $4,653,002, respectively.

For the year ended July 31, 2002, the Fund incurred $37,184 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2002, the Fund incurred $613,407 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2002, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $591,203 and $8,751,791, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $11,000.

5. Federal Income Tax Status
At July 31, 2002, the Fund had a net capital loss carryover of approximately $364,975,000 which will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $73,750,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $8,959,488, accumulated net realized loss was credited $118,066 and accumulated undistributed net investment income was credited $8,841,422.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      JULY 31, 2002               JULY 31, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................      437,368  $   3,925,327    1,532,549  $  21,597,722
Reinvestment of
 distributions................       12,178        110,085      526,639      6,672,522
Redeemed......................   (1,661,067)   (14,617,471)  (2,348,547)   (30,848,133)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......   (1,211,521)   (10,582,059)    (289,359)    (2,577,889)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    4,348,044     37,730,988   17,579,918    240,482,344
Reinvestment of
 distributions................      292,670      2,584,265   12,061,737    150,530,504
Redeemed......................  (30,680,709)  (261,807,117) (26,626,946)  (309,912,815)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................  (26,039,995)  (221,491,864)   3,014,709     81,100,033
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      748,331      6,433,495    1,712,108     22,792,305
Reinvestment of
 distributions................       28,425        250,995    1,143,680     14,273,133
Redeemed......................   (2,863,253)   (24,554,200)  (2,418,099)   (28,072,763)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................   (2,086,497)   (17,869,710)     437,689      8,992,675
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      145,241      1,212,179      889,530     13,236,069
Reinvestment of
 distributions................        1,567         14,259       66,738        849,577
Redeemed......................     (328,990)    (2,833,587)    (727,537)   (10,555,579)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................     (182,182)    (1,607,149)     228,731      3,530,067
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................  (29,520,195) $(251,550,782)   3,391,770  $  91,044,886
                                ===========  =============  ===========  =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2002, the Fund had outstanding forward contracts and no outstanding futures contracts.

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE PERIOD
                                     FOR THE YEAR ENDED JULY 31,        FEBRUARY 24, 1999*
                                -------------------------------------        THROUGH
                                   2002         2001         2000         JULY 31, 1999
                                -----------  -----------  -----------  --------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................     $ 9.62       $15.24       $10.87            $10.00
                                   ------       ------       ------            ------
Income (loss) from investment
 operations:
  Net investment loss++.......      (0.03)       -            (0.08)            (0.01)
  Net realized and unrealized
   gain (loss)................      (2.05)       (3.90)        4.45              0.88
                                   ------       ------       ------            ------
Total income (loss) from
 investment operations........      (2.08)       (3.90)        4.37              0.87
                                   ------       ------       ------            ------

Less distributions from net
 realized gains...............      (0.03)       (1.72)       -              -
                                   ------       ------       ------            ------

Net asset value, end of
 period.......................     $ 7.51       $ 9.62       $15.24            $10.87
                                   ======       ======       ======            ======

Total Return+.................     (21.65)%     (28.31)%      40.20 %            8.70 %(1)

Ratios to Average Net
 Assets(3):
Expenses......................       1.29 %       1.16 %       1.18 %            1.31 %(2)
Net investment loss...........      (0.39)%      (0.03)%      (0.55)%           (0.16)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $21,888      $39,662      $67,267           $32,165
Portfolio turnover rate.......        325 %        399 %        432 %             177 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                FOR THE PERIOD
                                        FOR THE YEAR ENDED JULY 31,           FEBRUARY 24, 1999*
                                -------------------------------------------        THROUGH
                                    2002           2001           2000          JULY 31, 1999
                                -------------  -------------  -------------  --------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $ 9.42         $15.08          $10.84            $10.00
                                    ------         ------          ------            ------
Income (loss) from investment
 operations:
  Net investment loss++.......       (0.10)         (0.10)          (0.19)            (0.04)
  Net realized and unrealized
   gain (loss)................       (1.98)         (3.84)           4.43              0.88
                                    ------         ------          ------            ------
Total income (loss) from
 investment operations........       (2.08)         (3.94)           4.24              0.84
                                    ------         ------          ------            ------

Less distributions from net
 realized gains...............       (0.03)         (1.72)         -               -
                                    ------         ------          ------            ------

Net asset value, end of
 period.......................      $ 7.31         $ 9.42          $15.08            $10.84
                                    ======         ======          ======            ======

Total Return+.................      (22.11)%       (28.93)%         39.11 %            8.40 %(1)

Ratios to Average Net
 Assets(3):
Expenses......................        2.05 %         1.94 %          1.93 %            2.06 %(2)
Net investment loss...........       (1.15)%        (0.81)%         (1.30)%           (0.91)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $492,959       $881,115      $1,364,482          $665,848
Portfolio turnover rate.......         325 %          399 %           432 %             177 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                           FOR THE PERIOD
                                     FOR THE YEAR ENDED JULY 31,         FEBRUARY 24, 1999*
                                --------------------------------------        THROUGH
                                   2002          2001         2000         JULY 31, 1999
                                -----------  ------------  -----------  --------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................     $ 9.42       $15.08        $10.84            $10.00
                                   ------       ------        ------            ------
Income (loss) from investment
 operations:
  Net investment loss++.......      (0.09)       (0.10)        (0.19)            (0.04)
  Net realized and unrealized
   gain (loss)................      (1.98)       (3.84)         4.43              0.88
                                   ------       ------        ------            ------
Total income (loss) from
 investment operations........      (2.07)       (3.94)         4.24              0.84
                                   ------       ------        ------            ------

Less distributions from net
 realized gains...............      (0.03)       (1.72)        -              -
                                   ------       ------        ------            ------

Net asset value, end of
 period.......................     $ 7.32       $ 9.42        $15.08            $10.84
                                   ======       ======        ======            ======

Total Return+.................     (22.00)%     (28.93)%       39.11 %            8.40 %(1)

Ratios to Average Net
 Assets(3):
Expenses......................       1.93 %       1.94 %        1.93 %            2.06 %(2)
Net investment loss...........      (1.03)%      (0.81)%       (1.30)%           (0.91)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $49,639      $83,603      $127,180           $64,053
Portfolio turnover rate.......        325 %        399 %         432 %             177 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                     FOR THE YEAR ENDED JULY 31,        FEBRUARY 24, 1999*
                                --------------------------------------       THROUGH
                                   2002          2001         2000        JULY 31, 1999
                                -----------  ------------  -----------  ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................    $ 9.68        $15.30       $10.89           $10.00
                                  ------        ------       ------           ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................     (0.01)         0.02        (0.06)         -
  Net realized and unrealized
   gain (loss)................     (2.06)        (3.92)        4.47             0.89
                                  ------        ------       ------           ------
Total income (loss) from
 investment operations........     (2.07)        (3.90)        4.41             0.89
                                  ------        ------       ------           ------

Less distributions from net
 realized gains...............     (0.03)        (1.72)       -              -
                                  ------        ------       ------           ------

Net asset value, end of
 period.......................    $ 7.58        $ 9.68       $15.30           $10.89
                                  ======        ======       ======           ======

Total Return+.................    (21.33)%      (28.26)%      40.50 %           8.90%(1)

Ratios to Average Net
 Assets(3):
Expenses......................      1.05 %        0.94 %       0.93 %           1.06%(2)
Net investment income
 (loss).......................     (0.15)%        0.19 %      (0.30)%           0.09%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $2,622        $5,111       $4,581             $316
Portfolio turnover rate.......       325 %         399 %        432 %            177%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Aggressive Equity Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 10, 2002

                      2002 Federal Tax Notice (unaudited)

       During the fiscal year ended July 31, 2002, the Fund paid to its shareholders $0.03 per share from long-term capital gains.

Morgan Stanley Aggressive Equity Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Aggressive Equity Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Aggressive Equity Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Aggressive Equity Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     May 1999); Trustee of various Van Kampen
                                     investment companies (since December 1999);
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

36052RPT-7992I02-ANP-9/02

[GRAPHIC]

MORGAN STANLEY
AGGRESSIVE EQUITY FUND


ANNUAL REPORT
JULY 31, 2002